Feb. 28, 2019
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund
MainStay Candriam Emerging Markets Equity Fund

MAINSTAY FUNDS TRUST

MainStay Candriam Emerging Markets Equity Fund

Supplement dated March 25, 2019 (“Supplement”)

to the Prospectus dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following language is inserted after the “Average Annual Total Returns” table in the Prospectus with respect to the MainStay Candriam Emerging Markets Equity Fund:

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.